Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019 [1]	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 7,357	$ 3,670
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	1,189	46
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	198	235
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 5,970	$ 3,389

[1]	The company adopted ASC 842 "Leases" as of January 1, 2019. Therefore, the ROU asset is to be included in the long-lived assets as of December 31, 2019.